Income Tax - Disclosure of Movement of Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Valuation Allowance [Abstract]
Beginning balance	$ 6,838	$ 5,804
Additions	735	1,034
Ending balance	$ 7,573	$ 6,838